Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Systematica Trend-Enhanced Markets Fund

Supplement dated May 8, 2025 to the Prospectus and Statement of Additional Information,

each dated February 19, 2025

The following information supplements and supersedes any information to the contrary relating to AMG Systematica Trend-Enhanced Markets Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Jeppe Ladekarl no longer serves as a portfolio manager of the Fund. Leda Braga, Matthias Hagmann, Jean-Pierre Selvatico, Gregoire Dooms, Gueorgui Todorov and Gavin Lamont serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. All references to and information relating to Mr. Ladekarl as a portfolio manager of the Fund in the Prospectus and SAI are deleted and all references to the portfolio managers of the Fund shall refer to Ms. Braga and Messrs. Hagmann, Selvatico, Dooms, Todorov and Lamont.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Systematica Managed Futures Strategy Fund

Supplement dated May 8, 2025 to the Prospectus and Statement of Additional Information,

each dated February 1, 2025

The following information supplements and supersedes any information to the contrary relating to AMG Systematica Managed Futures Strategy Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Jeppe Ladekarl no longer serves as a portfolio manager of the Fund. Leda Braga, Matthias Hagmann, Jean-Pierre Selvatico, Gregoire Dooms, Gueorgui Todorov and Gavin Lamont serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. All references to and information relating to Mr. Ladekarl as a portfolio manager of the Fund in the Prospectus and SAI are deleted and all references to the portfolio managers of the Fund shall refer to Ms. Braga and Messrs. Hagmann, Selvatico, Dooms, Todorov and Lamont.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE